Note 8 - Employee Costs Payable (Details) - USD ($)	Nov. 30, 2015	Nov. 30, 2014
Note 8 - Employee Costs Payable (Details) [Line Items]
Employee-related Liabilities, Current	$ 175,172	$ 181,204
Certain Employees [Member]
Note 8 - Employee Costs Payable (Details) [Line Items]
Employee-related Liabilities, Current	$ 175,172	$ 181,204